Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 11,894	$ 12,501
Trade and other receivables	4,116	5,169
Other financial assets	561	381
Inventories	5,538	5,828
Current tax assets	545	314
Other	176	145
Total current assets	22,830	24,338
Non-current assets
Trade and other receivables	137	170
Other financial assets	1,122	1,229
Inventories	1,440	1,211
Property, plant and equipment	76,457	71,629
Intangible assets	1,924	1,718
Investments accounted for using the equity method	4,107	1,662
Deferred tax assets	78	67
Other	695	338
Total non-current assets	85,960	78,024
Total assets	108,790	102,362
Current liabilities
Trade and other payables	6,637	6,719
Interest bearing liabilities	2,018	2,084
Other financial liabilities	214	512
Current tax payable	900	884
Provisions	5,823	4,007
Deferred income	47	90
Total current liabilities	15,639	14,296
Non-current liabilities
Trade and other payables	33	45
Interest bearing liabilities	22,478	18,634
Other financial liabilities	1,364	1,759
Non-current tax payable	3	40
Deferred tax liabilities	3,506	3,332
Provisions	13,498	15,088
Deferred income	51	48
Total non-current liabilities	40,933	38,946
Total liabilities	56,572	53,242
Net assets	52,218	49,120
EQUITY
Share capital	5,015	4,899
Treasury shares	(18)	(36)
Reserves	(2)	(15)
Retained earnings	42,670	39,963
Total equity attributable to BHP shareholders	47,665	44,811
Non-controlling interests	4,553	4,309
Total equity	$ 52,218	$ 49,120